Profit/(Loss) Per Share - Schedule of Profit/(Loss) Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company (in Dollars)		$ 3,073,834	$ 3,043,779	$ (73,492,431)
Diluted Profit/(Loss) Per Share Numerator
Profit/(loss) for the year attributable to owners of the Company (in Dollars)		$ 3,073,834	$ 3,043,779	$ (73,492,431)
Basic Profit/(Loss) Per Share Denominator
Original shares:		1,515,798	1,515,834	147,497
Additions from actual events:
Fractional common stock due to reverse split, weighted			(25)
Issuance of common stock, weighted		183,367		272,890
Basic weighted average shares outstanding	[1],[2]	1,699,165	1,515,809	420,387
Diluted Profit/(Loss) Per Share Denominator
Basic weighted average shares outstanding	[1],[2]	1,699,165	1,515,809	420,387
Dilutive shares: Potential additions from dilutive events:
Conversion of preferred shares	[3]	1,869,500	75,750
Diluted Weighted Average Shares Outstanding:		3,568,665	1,591,559	420,387
Profit/(Loss) Per Share**
Basic (in Dollars per share)	[1],[2]	$ 1.81	$ 2.01	$ (174.82)
Diluted (in Dollars per share)	[1],[2]	$ 0.86	$ 1.91	$ (174.82)
Weighted Average Shares Outstanding**
Basic	[1],[2]	1,699,165	1,515,809	420,387
Diluted	[1],[2]	3,568,665	1,591,559	420,387

[1]	The Company effected a 1:10 reverse stock split on April 26, 2023 and a 1:4 reverse stock split on January 8, 2025, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.
[2]	The Company effected a 1:4 reverse stock split on January 8, 2025, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.
[3]	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss for the year ended December 31, 2022.